Prepayments, Receivables and Other Asset (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff IOU	$ 670,619	$ 622,445
Receivable from third party company		192,236
VAT and surcharges recoverable		58,713
Others	36,718	37,212
Prepayments, receivables and other assets, Total	$ 707,337	$ 910,606